UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2010

Date of reporting period: June 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global High Income Fund

Portfolio of Investments

June 30, 2009 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 36.2%
Industrial - 29.1%
Basic - 4.0%
AK Steel Corp.
7.75%, 6/15/12	US$	1,300	$1,261,000
Algoma Acquisition Corp.
9.875%, 6/15/15 (a)		1,100	616,000
Arch Western Finance LLC
6.75%, 7/01/13		700	638,750
Ardagh Glass Finance PLC
9.25%, 7/01/16 (a)	EUR	532	746,321
Cascades, Inc.
7.25%, 2/15/13	US$	1,300	1,134,250
Domtar Corp.
5.375%, 12/01/13		2,320	1,925,600
Evraz Group SA
8.25%, 11/10/15 (a)		3,933	3,064,200
Georgia Gulf Corp.
10.75%, 10/15/16 (b)		1,500	150,000
Georgia-Pacific Corp.
7.125%, 1/15/17 (a)		800	744,000
8.875%, 5/15/31		1,001	865,865
Graphic Packaging International Corp.
9.50%, 8/15/13		1,300	1,241,500
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
5.383%, 11/15/14 (c)		1,650	660,000
Huntsman International LLC
7.875%, 11/15/14		730	578,525
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)		2,971	921,010
Jefferson Smurfit Corp. US
8.25%, 10/01/12 (b)		1,300	487,500
MacDermid, Inc.
9.50%, 4/15/17 (a)		800	584,000
Momentive Performance Materials, Inc.
10.125%, 12/01/14 (d)		834	316,837
11.50%, 12/01/16		750	210,000

NewMarket Corp.
7.125%, 12/15/16	870	783,000
NewPage Corp.
10.00%, 5/01/12	3,250	1,560,000
Novelis, Inc.
7.25%, 2/15/15	1,160	881,600
Peabody Energy Corp. Series B
6.875%, 3/15/13	1,500	1,485,000
Quality Distribution LLC
9.00%, 11/15/10	1,721	912,130
Smurfit-Stone Container Enterprises, Inc.
8.00%, 3/15/17 (b)	1,000	370,000
Steel Capital SA for OAO Severstal
9.25%, 4/19/14 (a)	2,256	1,827,360
9.75%, 7/29/13 (a)	5,042	4,260,490
Steel Dynamics Inc.
8.25%, 4/15/16 (a)	650	612,625
Teck Resources Ltd.
9.75%, 5/15/14 (a)	495	512,325
United States Steel Corp.
6.65%, 6/01/37	1,000	755,526
7.00%, 2/01/18	1,000	868,737
Vedanta Resources PLC
8.75%, 1/15/14 (a)	3,845	3,498,950
Verso Paper Holdings LLC/Verso Paper, Inc. Series B
11.375%, 8/01/16	800	224,000

		34,697,101

Capital Goods - 3.0%
Alion Science and Technology Corp.
10.25%, 2/01/15	1,300	513,500
AMH Holdings, Inc.
11.25%, 3/01/14 (e)	1,650	726,000
Berry Plastics Holding Corp.
8.875%, 9/15/14	700	589,750
10.25%, 3/01/16	800	572,000
Bombardier, Inc.
6.30%, 5/01/14 (a)	1,655	1,448,125
8.00%, 11/15/14 (a)	1,050	988,313
Case Corp.
7.25%, 1/15/16	1,565	1,410,456
Case New Holland, Inc.
7.125%, 3/01/14	1,985	1,811,313
Crown Americas
7.625%, 11/15/13	1,300	1,267,500

Grohe Holding GMBH
8.625%, 10/01/14 (a)	EUR	800	645,315
Hanson Australia Funding Ltd.
5.25%, 3/15/13	US$	1,004	789,445
Hanson Ltd.
6.125%, 8/15/16		251	187,623
IFCO Systems NV
10.00%, 6/30/16 (a)	EUR	1,200	1,649,762
L-3 Communications Corp.
5.875%, 1/15/15	US$	1,000	887,500
Masco Corp.
6.125%, 10/03/16		1,655	1,389,531
Owens Brockway Glass Container, Inc.
6.75%, 12/01/14		2,835	2,707,425
Owens Corning
9.00%, 6/15/19		1,000	969,974
Owens Corning, Inc.
6.50%, 12/01/16		1,015	889,711
7.00%, 12/01/36		1,155	818,584
Plastipak Holdings, Inc.
8.50%, 12/15/15 (a)		1,700	1,523,625
Sequa Corp.
11.75%, 12/01/15 (a)		590	340,725
Terex Corp.
8.00%, 11/15/17		1,915	1,472,156
Textron Financial Corp.
4.60%, 5/03/10		305	291,273
5.125%, 2/03/11		557	511,198
5.40%, 4/28/13		398	325,870
United Rentals North America, Inc.
6.50%, 2/15/12		1,500	1,455,000
7.75%, 11/15/13		500	430,000

			26,611,674

Communications - Media - 2.5%
Allbritton Communications Co.
7.75%, 12/15/12		1,450	1,120,125
American Media Operations, Inc.
14.00%, 11/01/13 (a)(d)		708	251,312
Cablevision Systems Corp. Series B
8.00%, 4/15/12		900	891,000
CCH I LLC
11.00%, 10/01/15 (b)		615	73,800
11.75%, 5/15/14 (b)		3,850	24,063
Clear Channel Communications, Inc.
5.50%, 9/15/14		4,855	1,068,100

CSC Holdings, Inc.
7.625%, 7/15/18		2,000	1,852,500
Dex Media, Inc.
9.00%, 11/15/13 (b)(e)		1,250	187,500
DirecTV Holdings LLC
6.375%, 6/15/15		2,700	2,497,500
Gallery Capital SA
10.125%, 5/15/13 (a)(b)		2,567	385,050
Lamar Media Corp.
6.625%, 8/15/15		1,350	1,181,250
Liberty Media Corp.
5.70%, 5/15/13		1,300	1,124,500
LIN Television Corp.
6.50%, 5/15/13		1,530	1,101,600
Nielsen Finance LLC / Nielsen Finance Co.
12.50%, 8/01/16 (f)		740	475,450
Quebecor Media, Inc.
7.75%, 3/15/16		2,240	2,030,000
Rainbow National Services LLC
8.75%, 9/01/12 (a)		500	503,750
10.375%, 9/01/14 (a)		985	1,020,706
The Reader’s Digest Association, Inc.
9.00%, 2/15/17		1,000	45,000
RH Donnelley Corp. Series A-1
6.875%, 1/15/13 (b)		500	25,625
Series A-3
8.875%, 1/15/16 (b)		2,165	110,956
Series A-4
8.875%, 10/15/17 (b)		2,230	114,287
Sirius Satellite Radio, Inc.
9.625%, 8/01/13		1,275	940,313
Thomson
5.75%, 9/25/15 (g)	EUR	975	191,490
Univision Communications, Inc.
7.85%, 7/15/11	US$	1,000	985,000
12.00%, 7/01/14 (a)		362	336,660
WDAC Subsidiary Corp.
8.375%, 12/01/14 (a)		1,550	387,500
WMG Holdings Corp.
9.50%, 12/15/14 (f)		3,200	2,512,000

			21,437,037

Communications - Telecommunications - 3.3%
American Tower Corp.
7.00%, 10/15/17		685	662,738
Centennial Communications Corp.
10.00%, 1/01/13		955	1,007,525

Cincinnati Bell, Inc.
8.375%, 1/15/14	1,550	1,433,750
Cricket Communications, Inc.
9.375%, 11/01/14	2,015	1,984,775
Digicel Ltd.
9.25%, 9/01/12 (a)	3,416	3,313,520
Fairpoint Communications, Inc.
13.125%, 4/01/18	1,270	247,650
Frontier Communications Corp.
6.25%, 1/15/13	1,300	1,196,000
Hughes Network Systems LLC/HNS Finance Corp.
9.50%, 4/15/14	1,050	1,023,750
Inmarsat Finance PLC
7.625%, 6/30/12	1,000	975,000
Intelsat Bermuda Ltd.
11.25%, 6/15/16	1,920	1,958,400
Level 3 Financing, Inc.
8.75%, 2/15/17	1,845	1,402,200
9.25%, 11/01/14	540	442,800
MetroPCS Wireless, Inc.
9.25%, 11/01/14	1,010	1,003,687
Mobile Satellite Ventures LP
14.00%, 4/01/13 (a)(f)	1,000	460,000
Qwest Capital Funding, Inc.
7.25%, 2/15/11	1,900	1,843,000
Sprint Capital Corp.
6.875%, 11/15/28	3,000	2,130,000
Terrestar Networks, Inc.
15.00%, 2/15/14 (a)(d)	1,503	496,140
Time Warner Telecom Holdings, Inc.
9.25%, 2/15/14	1,300	1,290,250
Vip Finance (Vimpelcom)
8.375%, 4/30/13 (a)	3,725	3,450,095
Windstream Corp.
8.125%, 8/01/13	1,450	1,402,875
8.625%, 8/01/16	950	909,625

		28,633,780

Consumer Cyclical - Automotive - 1.0%
Affinia Group, Inc.
9.00%, 11/30/14	945	661,500
Allison Transmission, Inc.
11.00%, 11/01/15 (a)	1,745	1,378,550
Cooper-Standard Automotive , Inc.
7.00%, 12/15/12 (b)	1,445	281,775
Ford Motor Credit Co. LLC
3.889%, 1/13/12 (c)	500	386,875
7.00%, 10/01/13	3,700	2,974,918

The Goodyear Tire & Rubber Co.
9.00%, 7/01/15	1,500	1,485,000
Keystone Automotive Operations, Inc.
9.75%, 11/01/13	2,200	726,000
Lear Corp. Series B
8.50%, 12/01/13 (b)	600	156,000
8.75%, 12/01/16 (b)	950	249,375
Tenneco, Inc.
8.625%, 11/15/14	800	576,000
Visteon Corp.
7.00%, 3/10/14 (b)	1,800	54,000
8.25%, 8/01/10 (b)	250	7,500

		8,937,493

Consumer Cyclical - Entertainment - 0.1%
AMC Entertainment, Inc.
11.00%, 2/01/16	1,015	982,013

Consumer Cyclical - Other - 3.2%
Beazer Homes USA, Inc.
6.875%, 7/15/15	1,000	470,000
Boyd Gaming Corp.
7.75%, 12/15/12 (h)	1,300	1,209,000
Broder Brothers Co.
12.00%, 10/15/13 (d)(i)(j)	311	220,513
Chukchansi Economic Development Authority
8.00%, 11/15/13 (a)	500	335,000
DR Horton, Inc.
6.00%, 4/15/11	1,500	1,470,000
Gaylord Entertainment Co.
8.00%, 11/15/13	1,800	1,534,500
Greektown Holdings LLC
10.75%, 12/01/13 (a)(b)	1,230	76,875
Harrah’s Operating Co., Inc.
5.625%, 6/01/15	3,804	1,407,480
5.75%, 10/01/17	196	72,520
6.50%, 6/01/16	1,615	597,550
10.75%, 2/01/16	1,000	485,000
Host Hotels & Resorts LP
6.875%, 11/01/14	950	855,000
Series O
6.375%, 3/15/15	1,500	1,297,500
Series Q
6.75%, 6/01/16	300	260,250
KB Home
5.875%, 1/15/15	305	257,725
Levi Strauss & Co.
8.875%, 4/01/16	1,300	1,257,750

M/I Homes, Inc.
6.875%, 4/01/12	1,500	1,200,000
Meritage Homes Corp.
6.25%, 3/15/15	750	588,750
MGM Mirage
7.625%, 1/15/17	2,500	1,618,750
Mohegan Tribal Gaming Auth
7.125%, 8/15/14	2,050	1,394,000
Penn National Gaming, Inc.
6.875%, 12/01/11	800	784,000
Pinnacle Entertainment, Inc.
7.50%, 6/15/15	1,500	1,282,500
Pulte Homes, Inc.
5.25%, 1/15/14	500	435,000
Quiksilver, Inc.
6.875%, 4/15/15	1,350	715,500
Sheraton Holding Corp.
7.375%, 11/15/15	1,500	1,380,000
Six Flags Operations, Inc.
9.625%, 6/01/14 (b)	611	85,540
12.25%, 7/15/16 (a)(b)	1,207	838,865
Standard Pacific Corp.
6.50%, 8/15/10	750	727,500
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2/15/13	1,000	930,000
Station Casinos, Inc.
6.625%, 3/15/18 (b)	4,015	80,300
Tropicana Entertainment LLC
9.625%, 12/15/14 (b)	750	6,563
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10 - 9/15/14 (a)	1,400	1,241,500
Universal City Florida Holding Co.
8.375%, 5/01/10	400	326,000
WCI Communities, Inc.
6.625%, 3/15/15 (b)(k)	750	7,500
William Lyon Homes, Inc.
10.75%, 4/01/13	2,069	734,495
Wynn Las Vegas LLC/Corp.
6.625%, 12/01/14	2,500	2,190,000

		28,373,426

Consumer Cyclical - Restaurants - 0.1%
Sbarro, Inc.
10.375%, 2/01/15	1,500	915,000

Consumer Cyclical - Retailers - 1.7%
Asbury Automotive Group, Inc.
8.00%, 3/15/14	925	767,750

The Bon-Ton Dept Stores, Inc.
10.25%, 3/15/14	1,650	717,750
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14	1,000	795,000
Couche-Tard US/Finance
7.50%, 12/15/13	1,375	1,340,625
Dollar General Corp.
10.625%, 7/15/15	1,015	1,096,200
Duane Reade, Inc.
9.75%, 8/01/11	870	739,500
GSC Holdings Corp.
8.00%, 10/01/12	1,200	1,209,000
Hines Nurseries, Inc.
10.25%, 10/01/11 (b)(k)	1,000	40,000
JC Penney Corp., Inc.
7.40%, 4/01/37	1,000	789,205
Limited Brands, Inc.
5.25%, 11/01/14	873	742,184
6.90%, 7/15/17	320	276,899
Macy’s Retail Holdings, Inc.
5.75%, 7/15/14	1,115	948,021
Michaels Stores, Inc.
10.00%, 11/01/14	2,000	1,680,000
11.375%, 11/01/16	1,000	655,000
Neiman-Marcus Group, Inc.
9.00%, 10/15/15 (d)	820	483,505
10.375%, 10/15/15	500	292,500
Rite Aid Corp.
6.875%, 8/15/13	515	337,325
Sally Holdings LLC
9.25%, 11/15/14	800	796,000
Toys R US, Inc.
7.375%, 10/15/18	1,300	929,500

		14,635,964

Consumer Non-Cyclical - 4.0%
ACCO Brands Corp.
7.625%, 8/15/15	1,930	1,013,250
Aramark Corp.
8.50%, 2/01/15	1,625	1,576,250
Bausch & Lomb, Inc.
9.875%, 11/01/15	1,475	1,408,625
Biomet, Inc.
11.625%, 10/15/17	1,600	1,568,000
Catalent Pharma Solutions, Inc.
9.50%, 4/15/15	710	370,087
Chaoda Modern Agriculture Holdings Ltd.
7.75%, 2/08/10 (a)	3,976	3,737,440

Community Health Systems, Inc.
8.875%, 7/15/15	1,615	1,582,700
DaVita, Inc.
7.25%, 3/15/15	1,000	940,000
Dean Foods Co.
7.00%, 6/01/16	1,175	1,072,188
Del Monte Corp.
6.75%, 2/15/15	1,000	947,500
Elan Finance PLC/CRP
7.75%, 11/15/11	1,500	1,387,500
Hanger Orthopedic Group, Inc.
10.25%, 6/01/14	450	464,625
HCA, Inc.
6.375%, 1/15/15	2,210	1,795,625
9.25%, 11/15/16	1,850	1,822,250
Healthsouth Corp.
10.75%, 6/15/16	1,650	1,658,250
IASIS Healthcare Corp.
8.75%, 6/15/14	1,500	1,470,000
Invacare Corp.
9.75%, 2/15/15	1,000	1,010,000
Merisant Co.
9.50%, 7/15/13 (b)(k)	1,000	105,000
Multiplan, Inc.
10.375%, 4/15/16 (a)	500	481,250
New Albertsons, Inc.
7.45%, 8/01/29	2,200	1,804,000
Pinnacle Foods Finance LLC
10.625%, 4/01/17	1,250	1,056,250
Select Medical Corp.
7.625%, 2/01/15	1,400	1,137,500
Simmons Co.
10.00%, 12/15/14 (f)	965	135,100
Stater Brothers Holdings
8.125%, 6/15/12	1,300	1,280,500
Sun Healthcare Group, Inc.
9.125%, 4/15/15	800	792,000
Universal Hospital Services, Inc.
4.635%, 6/01/15 (c)	500	402,500
Vanguard Health Holding Co.
11.25%, 10/01/15 (f)	1,650	1,608,750
Viant Holdings, Inc.
10.125%, 7/15/17 (a)	633	496,905
Visant Corp.
7.625%, 10/01/12	1,000	997,500

Visant Holding Corp.
8.75%, 12/01/13		750	736,875

			34,858,420

Energy - 1.9%
Chaparral Energy, Inc.
8.875%, 2/01/17		1,250	775,000
Chesapeake Energy Corp.
6.375%, 6/15/15		1,800	1,602,000
6.50%, 8/15/17		425	357,000
CIE Generale De Geophysique
7.50%, 5/15/15		580	532,150
Complete Production Services, Inc.
8.00%, 12/15/16		1,355	1,158,525
Energy XXI Gulf Coast, Inc.
10.00%, 6/15/13		560	330,400
Forest Oil Corp.
7.25%, 6/15/19		2,035	1,821,325
Helix Energy Solutions Group, Inc.
9.50%, 1/15/16 (a)		500	456,250
Hilcorp Energy/Finance
7.75%, 11/01/15 (a)		1,105	933,725
Key Energy Services, Inc.
8.375%, 12/01/14		1,000	882,500
Mariner Energy, Inc.
11.75%, 6/30/16		715	711,425
Newfield Exploration Co.
6.625%, 9/01/14		1,030	948,887
OPTI Canada, Inc.
8.25%, 12/15/14		1,200	792,000
PetroHawk Energy Corp.
9.125%, 7/15/13		1,600	1,592,000
Pioneer Natural Resources Co.
5.875%, 7/15/16		500	431,117
Plains Exploration & Production Co.
7.75%, 6/15/15		1,090	1,019,150
Range Resources Corp.
7.50%, 5/15/16		500	480,000
Tesoro Corp.
6.50%, 6/01/17		1,880	1,607,400
9.75%, 6/01/19		135	133,313

			16,564,167

Other Industrial - 0.8%
Central European Distribution Corp.
8.00%, 7/25/12 (a)	EUR	611	724,526
Education Management LLC
10.25%, 6/01/16	US$	1,050	1,026,375

Neenah Foundary Co.
9.50%, 1/01/17		1,350	297,000
RBS Global, Inc. and Rexnord Corp.
9.50%, 8/01/14		1,800	1,539,000
11.75%, 8/01/16		350	258,125
Sensus Metering Systems, Inc.
8.625%, 12/15/13		1,200	1,128,000
Trimas Corp.
9.875%, 6/15/12		1,850	1,591,000

			6,564,026

Services - 1.0%
Expedia, Inc.
8.50%, 7/01/16 (a)		1,840	1,766,400
Lottomatica SpA
8.25%, 3/31/66 (a)(g)	EUR	725	823,829
Realogy Corp.
10.50%, 4/15/14	US$	1,335	577,387
12.375%, 4/15/15		500	140,000
Service Corp. International
6.75%, 4/01/16		1,485	1,340,213
Ticketmaster Entertainment, Inc.
10.75%, 7/28/16 (a)		1,250	1,112,500
Travelport LLC
9.875%, 9/01/14		2,300	1,529,500
West Corp.
9.50%, 10/15/14		1,000	875,000
11.00%, 10/15/16		1,100	918,500

			9,083,329

Technology - 1.9%
Amkor Technology, Inc.
9.25%, 6/01/16		1,995	1,847,869
Avago Technologies Finance
10.125%, 12/01/13		950	969,000
Ceridian Corp.
11.25%, 11/15/15		1,000	836,250
First Data Corp.
9.875%, 9/24/15		1,687	1,197,770
Flextronics International Ltd.
6.50%, 5/15/13		1,350	1,299,375
Freescale Semiconductor, Inc.
8.875%, 12/15/14		1,550	782,750
10.125%, 12/15/16		1,500	510,000
Iron Mountain, Inc.
6.625%, 1/01/16		1,620	1,449,900
Lucent Technologies, Inc.
6.45%, 3/15/29		800	454,000
6.50%, 1/15/28		1,850	1,036,000

NXP BV / NXP Funding LLC
3.881%, 10/15/13 (c)		500	200,000
9.50%, 10/15/15		750	266,250
Sanmina Corp.
8.125%, 3/01/16		2,050	1,493,937
Seagate Technology HDD Holding
6.375%, 10/01/11		1,600	1,530,000
Sensata Technologies BV
8.00%, 5/01/14		800	393,000
Serena Software, Inc.
10.375%, 3/15/16		200	159,000
Sungard Data Systems, Inc.
9.125%, 8/15/13		950	897,750
10.25%, 8/15/15		300	277,125
Telcordia Technologies, Inc.
10.00%, 3/15/13 (a)		900	551,250
Unisys Corp.
8.00%, 10/15/12		1,250	750,000

			16,901,226

Transportation - Airlines - 0.1%
AMR Corp.
9.00%, 8/01/12		830	410,850
Continental Airlines, Inc. Series RJO3
7.875%, 7/02/18		701	409,832

			820,682

Transportation - Railroads - 0.1%
Trinity Industries, Inc.
6.50%, 3/15/14		1,400	1,218,000

Transportation - Services - 0.4%
Avis Budget Car Rental
7.75%, 5/15/16		2,500	1,737,500
Hertz Corp.
8.875%, 1/01/14		1,750	1,610,000
US Shipping Partners LP Shipping Finance Corp.
13.00%, 8/15/14 (b)(j)(k)		800	40,000

			3,387,500

			254,620,838

Financial Institutions - 3.5%
Banking - 1.8%
ABN Amro Bank NV
4.31%, 3/10/16 (g)	EUR	1,295	744,848
Bank of America Corp.
8.00%, 1/30/18 (g)	US$	1,585	1,323,729
8.125%, 5/15/18 (g)		3,215	2,685,136

CenterCredit International
8.625%, 1/30/14 (a)		1,210	859,100
Citigroup Capital XXI
8.30%, 12/21/57 (g)		3,200	2,495,440
Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (g)	EUR	950	426,469
Dexia Credit Local
4.30%, 11/18/15 (g)		1,100	555,532
HBOS Capital Funding LP
4.939%, 5/23/16 (g)		300	138,883
HBOS Euro Finance LP
7.627%, 12/09/11 (g)		450	252,515
RS Finance (RSB)
7.50%, 10/07/10 (a)	US$	5,345	4,489,800
Zions Bancorp
5.50%, 11/16/15		1,690	1,216,455
Zions Bancorporation
6.00%, 9/15/15		575	411,125

			15,599,032

Brokerage - 0.1%
E*Trade Financial Corp.
7.375%, 9/15/13		405	326,025
Lehman Brothers Holdings, Inc. Series MTN
6.875%, 5/02/18 (b)		1,690	270,400

			596,425

Finance - 0.8%
CIT Group, Inc.
5.40%, 1/30/16		2,500	1,411,672
6.10%, 3/15/67 (g)		2,703	1,025,221
GMAC LLC
6.75%, 12/01/14 (a)		2,465	1,935,025
6.875%, 9/15/11 (a)		316	276,500
8.00%, 11/01/31 (a)		503	352,100
Residential Capital LLC
9.625%, 5/15/15		3,640	2,311,400

			7,311,918

Insurance - 0.4%
American International Group, Inc.
6.25%, 3/15/37		2,739	677,903
8.175%, 5/15/58 (a)(g)		1,561	445,347
Crum & Forster Holdings Corp.
7.75%, 5/01/17		500	433,750
Fairfax Financial Holdings Ltd.
7.75%, 6/15/17		1,250	1,118,750
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		495	277,200

			2,952,950

Other Finance - 0.2%
Aiful Corp.
6.00%, 12/12/11 (a)	3,062	1,500,380
iPayment, Inc.
9.75%, 5/15/14	750	405,000

		1,905,380

REITS - 0.2%
AMR Real Estate PTR/FIN
7.125%, 2/15/13	2,185	1,971,962

		30,337,667

Utility - 2.7%
Electric - 2.2%
The AES Corp.
7.75%, 3/01/14	2,200	2,084,500
8.00%, 10/15/17	800	744,000
Dynegy Holdings, Inc.
7.75%, 6/01/19	1,900	1,479,625
8.375%, 5/01/16	1,460	1,237,350
Edison Mission Energy
7.00%, 5/15/17	1,925	1,477,437
7.50%, 6/15/13	700	626,500
7.75%, 6/15/16	700	570,500
Energy Future Holdings Corp.
10.875%, 11/01/17	975	711,750
Mirant Americas Generation LLC
8.50%, 10/01/21	2,270	1,793,300
NRG Energy, Inc.
7.375%, 2/01/16 - 1/15/17	2,690	2,539,825
PSEG Energy Holdings LLC
8.50%, 6/15/11	400	403,846
RRI Energy, Inc.
7.625%, 6/15/14	2,190	2,003,850
7.875%, 6/15/17	855	765,225
Texas Competitive Electric Holdings Co. LLC Series A
10.25%, 11/01/15	1,000	622,500
TXU Corp. Series P
5.55%, 11/15/14	1,550	978,701
Series Q
6.50%, 11/15/24	1,550	776,676

		18,815,585

Natural Gas - 0.5%
El Paso Corp. Series GMTN
7.375%, 12/15/12	1,000	963,484
7.75%, 1/15/32	500	407,010
Enterprise Products Operating LLC Series A
8.375%, 8/01/66 (g)	1,545	1,243,725
Kinder Morgan Finance Co.
5.70%, 1/05/16	1,335	1,144,763
Regency Energy Partners
8.375%, 12/15/13	933	900,345

		4,659,327

		23,474,912

Credit Default Index Holdings - 0.9%
DJ CDX.NA.HY-100 - 0.9%
CDX North America High Yield Series 8-T1
7.625%, 6/29/12 (a)	8,800	8,305,000

Total Corporates - Non-Investment Grades (cost $395,638,321)		316,738,417

EMERGING MARKETS - SOVEREIGNS - 22.2%
Argentina - 3.1%
Argentina Bonos
7.00%, 10/03/15	49,941	23,567,990
8.28%, 12/31/33 (h)	5,891	3,034,028

		26,602,018

Colombia - 1.6%
Republic of Colombia
7.375%, 1/27/17 - 9/18/37 (h)	13,599	14,125,230

Dominican Republic - 0.7%
Dominican Republic
8.625%, 4/20/27 (a)	8,015	5,850,950

El Salvador - 0.9%
Republic of El Salvador
7.625%, 9/21/34 (a)	2,642	2,404,220
7.65%, 6/15/35 (a)	6,641	5,578,440

		7,982,660

Gabon - 0.4%
Gabonese Republic
8.20%, 12/12/17 (a)	4,307	3,747,090

Ghana - 0.5%
Republic of Ghana
8.50%, 10/04/17 (a)	5,863	4,661,085

Indonesia - 4.5%
Republic of Indonesia
6.625%, 2/17/37 (a)	3,650	3,011,250
6.625%, 2/17/37 (a)(h)	6,000	4,950,000
6.75%, 3/10/14 (a)	8,135	8,135,000
6.875%, 1/17/18 (a)	11,051	10,636,587
7.75%, 1/17/38 (a)	2,662	2,482,315
8.50%, 10/12/35 (a)	3,568	3,657,200
11.625%, 3/04/19 (a)	5,029	6,411,975

		39,284,327

Panama - 1.2%
Republic of Panama
8.875%, 9/30/27	6,886	8,314,845
9.375%, 4/01/29	1,621	2,038,408

		10,353,253

Philippines - 3.5%
Republic of Philippines
8.25%, 1/15/14	2,445	2,713,950
8.375%, 6/17/19	10,340	11,891,000
9.50%, 2/02/30	2,125	2,592,500
9.875%, 1/15/19	10,898	13,431,785

		30,629,235

Turkey - 1.0%
Republic of Turkey
6.875%, 3/17/36	5,000	4,575,000
7.25%, 3/15/15	4,000	4,155,000

		8,730,000

Ukraine - 0.8%
Government of Ukraine
6.385%, 6/26/12 (a)	2,500	1,925,000
6.58%, 11/21/16 (a)	1,747	1,196,695
6.75%, 11/14/17 (a)	905	615,400
7.65%, 6/11/13 (a)	4,490	3,434,850

		7,171,945

Uruguay - 1.1%
Republic of Uruguay
7.625%, 3/21/36	1,700	1,632,000
7.875%, 1/15/33 (d)(h)	4,950	4,801,031
8.00%, 11/18/22	3,354	3,521,256

		9,954,287

Venezuela - 2.9%
Republic of Venezuela
5.75%, 2/26/16 (a)	15,024	8,600,954
7.00%, 12/01/18 (a)(h)	10,914	6,275,550
7.65%, 4/21/25	7,803	4,174,605
8.50%, 10/08/14	2,793	1,990,012
9.00%, 5/07/23 (a)	2,427	1,492,544
9.25%, 5/07/28 (a)	4,854	2,972,891

		25,506,556

Total Emerging Markets - Sovereigns (cost $187,859,973)		194,598,636

CORPORATES - INVESTMENT GRADES - 11.3%
Industrial - 4.8%
Basic - 2.4%
ArcelorMittal
6.50%, 4/15/14	1,000	958,017
9.00%, 2/15/15	860	906,795
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17	2,080	2,095,600
GTL Trade Finance, Inc.
7.25%, 10/20/17 (a)	1,157	1,093,365
The Mosaic Co.
7.625%, 12/01/16 (a)	1,435	1,454,731
Rio Tinto Finance USA Ltd.
8.95%, 5/01/14	3,089	3,432,639
Southern Copper Corp.
7.50%, 7/27/35	3,000	2,712,213
Usiminas Commercial Ltd.
7.25%, 1/18/18 (a)	2,219	2,235,642
Vale Overseas Ltd.
6.875%, 11/21/36	5,552	5,271,652
Weyerhaeuser Co.
7.375%, 3/15/32	1,300	1,037,602

		21,198,256

Capital Goods - 0.4%
Allied Waste North America, Inc.
6.875%, 6/01/17	1,230	1,217,700
Series B
7.125%, 5/15/16	350	351,750
7.375%, 4/15/14	1,250	1,275,000
Tyco International Finance SA
8.50%, 1/15/19	700	776,146

		3,620,596

Communications - Telecommunications - 0.6%
Alltel Corp.
7.875%, 7/01/32	1,950	2,264,293
Embarq Corp.
7.082%, 6/01/16	1,750	1,709,036
Qwest Corp.
6.50%, 6/01/17	610	536,800
6.875%, 9/15/33	1,000	730,000

		5,240,129

Consumer Cyclical - Other - 0.2%
Toll Brothers Finance Corp.
5.15%, 5/15/15	1,500	1,328,067

Consumer Non-Cyclical - 0.3%
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		377	394,211
Coventry Health Care, Inc.
5.95%, 3/15/17		1,000	783,987
Ventas Realty LP/Ventas Capital Corp.
6.75%, 4/01/17		1,750	1,570,625
Whirlpool Corp.
8.60%, 5/01/14		225	235,125

			2,983,948

Energy - 0.7%
Gazstream SA
5.625%, 7/22/13 (a)		967	927,876
TNK-BP Finance SA
7.50%, 7/18/16 (a)		5,777	5,025,990

			5,953,866

Technology - 0.2%
Motorola, Inc.
6.50%, 9/01/25		1,250	875,000
Xerox Corp.
6.40%, 3/15/16		750	690,000

			1,565,000

			41,889,862

Financial Institutions - 3.3%
Banking - 2.1%
Barclays Bank PLC
4.75%, 3/29/49 (g)	EUR	1,890	1,206,389
Countrywide Financial Corp.
6.25%, 5/15/16	US$	1,180	1,046,866
Financial Security Assurance Holdings Ltd.
6.40%, 12/15/66 (a)(g)		2,800	1,386,000
JP Morgan Chase
7.00%, 6/28/17 (a)	RUB	168,000	2,394,063
Morgan Stanley
10.09%, 5/03/17 (a)	BRL	5,760	2,381,016
Morgan Stanley FRN
3.052%, 5/30/11 (c)	NZD	4,600	2,684,657
Rabobank Nederland
11.00%, 6/30/19 (a)(g)	US$	195	216,937
VTB Capital SA
6.609%, 10/31/12 (a)		2,300	2,162,000
6.875%, 5/29/18 (a)		2,915	2,638,075

Wells Fargo & Co. Series K
7.98%, 3/15/18 (g)		3,000	2,490,000

			18,606,003

Finance - 0.4%
International Lease Finance Corp.
6.375%, 3/25/13		995	757,010
SLM Corp. Series MTN
5.125%, 8/27/12		1,565	1,338,637
Series MTNA
4.50%, 7/26/10		465	439,425
5.375%, 5/15/14		1,000	803,710

			3,338,782

Insurance - 0.5%
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)		600	475,021
Lincoln National Corp.
8.75%, 7/01/19		604	609,118
MetLife, Inc.
10.75%, 8/01/39		2,195	2,194,583
Suncorp Metway Insurance Ltd. Series 1
6.75%, 9/23/24 (g)	AUD	500	251,985
Vero Insurance Ltd.
6.15%, 9/07/25 (g)		990	460,694

			3,991,401

Other Finance - 0.3%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (a)	US$	2,488	2,313,580
Red Arrow International Leasing PLC
8.375%, 6/30/12	RUB	12,706	362,794

			2,676,374

			28,612,560

Non Corporate Sectors - 2.4%
Agencies - Not Government Guaranteed - 2.4%
Gaz Capital SA
6.212%, 11/22/16 (a)	US$	2,814	2,363,760
6.51%, 3/07/22 (a)		18,528	13,757,040
TransCapitalInvest Ltd. for OJSC AK Transneft
5.67%, 3/05/14 (a)		454	383,630
7.70%, 8/07/13 (a)		4,867	4,699,088
8.70%, 8/07/18 (a)		201	190,950

			21,394,468

Utility - 0.8%
Electric - 0.4%
Allegheny Energy Supply Co. LLC
8.25%, 4/15/12 (a)		1,650	1,716,813
Aquila, Inc.
11.875%, 7/01/12		1,350	1,491,750

			3,208,563

Natural Gas - 0.4%
Enterprise Products Operating LP Series B
6.65%, 10/15/34		1,000	972,479
Williams Co., Inc.
7.625%, 7/15/19		2,805	2,769,938

			3,742,417

			6,950,980

Total Corporates - Investment Grades (cost $107,865,081)			98,847,870

QUASI-SOVEREIGNS - 5.9%
Quasi-Sovereign Bonds - 5.9%
Indonesia - 0.3%
Majapahit Holding BV
7.75%, 10/17/16 (a)		2,165	1,915,713
7.875%, 6/29/37 (a)		699	538,230

			2,453,943

Kazakhstan - 1.3%
Intergas Finance BV
6.375%, 5/14/17 (a)		6,700	4,991,500
KazMunaiGaz Finance Sub BV
8.375%, 7/02/13 (a)		6,973	6,432,592

			11,424,092

Russia - 3.7%
GPB Eurobond Finance PLC for Gazprombank
7.25%, 2/22/10	RUB	60,400	1,899,066
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (a)	US$	12,957	11,143,020
7.125%, 1/14/14 (a)		4,824	4,558,680
7.175%, 5/16/13 (a)		660	631,950
7.75%, 5/29/18 (a)		15,287	13,872,953

			32,105,669

Venezuela - 0.6%
Petroleos de Venezuela SA
5.25%, 4/12/17		11,695	5,525,888
5.375%, 4/12/27		200	79,000

			5,604,888

Total Quasi-Sovereigns (cost $49,070,458)			51,588,592

GOVERNMENTS - TREASURIES - 5.5%
Brazil - 3.6%
Republic of Brazil
10.25%, 1/10/28	BRL	7,546	3,793,218
12.50%, 1/05/16 - 1/05/22		49,260	27,747,102

			31,540,320

Hungary - 1.9%
Hungary Government Bond Series 13/D
6.75%, 2/12/13	HUF	439,620	2,062,724
Series 14/C
5.50%, 2/12/14		1,977,160	8,617,469
Series 15/A
8.00%, 2/12/15		589,360	2,795,611
Series 16/C
5.50%, 2/12/16		697,550	2,861,280

			16,337,084

Total Governments - Treasuries (cost $43,065,272)			47,877,404

GOVERNMENTS - SOVEREIGN BONDS - 5.5%
Brazil - 3.6%
Republic of Brazil
6.00%, 1/17/17	US$	1,900	1,950,350
7.125%, 1/20/37 (h)		5,530	6,000,050
8.25%, 1/20/34		10,500	12,495,000
8.875%, 10/14/19		9,153	11,120,895

			31,566,295

Iceland - 0.4%
Iceland Government International Bond
3.75%, 12/01/11	EUR	3,250	3,594,951

Peru - 1.0%
Republic of Peru
7.125%, 3/30/19	US$	2,085	2,225,738
7.35%, 7/21/25		3,665	3,921,550
8.75%, 11/21/33		1,808	2,196,720

			8,344,008

Russia - 0.5%
Russian Federation
7.50%, 3/31/30 (a)		4,320	4,253,040

Total Governments - Sovereign Bonds (cost $43,289,595)			47,758,294

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.6%
Non-Agency Fixed Rate CMBS - 4.6%
Banc of America Commercial Mortgage, Inc. Series 2007-5, Class A4
5.492%, 2/10/51		8,405	5,899,823

Credit Suisse Mortgage Capital Certificates Series 2006-C3, Class A3
6.02%, 6/15/38		6,840	4,992,328
Series 2006-C4, Class A3
5.467%, 9/15/39		5,615	3,929,014
Series 2006-C4, Class AM
5.509%, 9/15/39		5,900	2,888,889
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-CB15, Class AM
5.855%, 6/12/43		670	336,522
Series 2007-C1, Class A4
5.716%, 2/15/51		3,000	1,975,545
LB-UBS Commercial Mortgage Trust Series 2007-C1, Class AM
5.455%, 2/15/40		8,300	3,677,001
Merrill Lynch Mortgage Trust Series 2007-C1, Class A4
6.022%, 6/12/50		2,000	1,435,004
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4, Class AM
5.204%, 12/12/49		8,050	3,617,442
Morgan Stanley Capital I Series 2006-IQ12, Class A4
5.332%, 12/15/43		7,900	5,907,783
Series 2006-IQ12, Class AM
5.37%, 12/15/43		7,700	3,656,006
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class AM
5.926%, 5/15/43		2,800	1,708,359

Total Commercial Mortgage-Backed Securities (cost $51,970,544)			40,023,716

EMERGING MARKETS - TREASURIES - 3.8%
Colombia - 1.2%
Republic of Colombia
9.85%, 6/28/27	COP	1,927,000	910,004
12.00%, 10/22/15		17,427,000	9,296,622

			10,206,626

Egypt - 0.1%
Arab Republic of Egypt
8.75%, 7/18/12 (a)	EGP	7,970	1,396,246

Turkey - 2.5%
Turkey Government Bond
16.00%, 3/07/12	TRY	31,373	21,959,878

Total Emerging Markets - Treasuries (cost $29,247,475)			33,562,750

BANK LOANS - 2.4%
Industrial - 2.0%
Basic - 0.1%
Hexion Specialty Chemicals, Inc.
2.88%, 5/05/13 (c)	US$	65	44,005
3.50%, 5/05/13 (c)		302	203,099
John Maneely Co.
3.57%-4.39%, 12/09/13 (c)		700	551,600

			798,704

Capital Goods - 0.2%
Graham Packaging Company, L.P.
2.56%-2.62%, 10/07/11 (c)		88	83,675
6.75%, 4/05/14 (c)		884	873,281
Graphic Packaging International, Inc.
3.06%-3.96%, 5/16/14 (c)		1,231	1,156,181

			2,113,137

Communications - Media - 0.6%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
2.81%, 7/03/14 (c)		734	612,808
Charter Communications Operating LLC
6.25%, 3/05/14 (c)		987	885,838
9.25%, 3/06/14 (c)		1,234	1,209,688
CSC Holdings, Inc. (Cablevision)
2.069%, 3/29/13 (c)		783	734,252
Idearc, Inc. (Verizon)
7.36%, 11/17/14 (b)(c)		713	300,508
Univision Communications, Inc.
2.56%, 9/29/14 (l)		1,105	824,949
Wide Open West Finance LLC
2.82%-4.75%, 6/30/14 (c)		998	849,541

			5,417,584

Consumer Cyclical - Automotive - 0.0%
Ford Motor Co.
3.32%-4.14%, 12/15/13 (c)		233	169,094

Consumer Cyclical - Other - 0.2%
Harrah’s Operating Co., Inc.
4.09%, 1/28/15 (c)		1,313	958,370
Las Vegas Sands LLC
5/23/14 (l)		73	51,585
5/23/14 (l)		363	255,323

			1,265,278

Consumer Non-Cyclical - 0.4%
Aramark Corp.
2.33%, 1/26/14 (c)		24	22,405
2.47%, 1/26/14 (c)		383	352,674

Carestream Health, Inc.
2.31%, 4/30/13 (c)	887	788,916
HCA, Inc.
2.85%, 11/18/13 (c)	1,483	1,337,909
Talecris Biotherapeutics Holdings Corp.
4.42%, 12/06/13 (c)	499	451,343
Wrigley Jr Company
6.50%, 9/30/14 (c)	293	293,535

		3,246,782

Energy - 0.1%
Ashmore Energy International
3.31%, 3/30/12 (c)	118	94,607
3.59%, 3/30/14 (c)	824	659,116

		753,723

Services - 0.2%
Sabre, Inc.
2.57%-3.29%, 9/30/14 (c)	750	539,062
West Corp.
7.25%, 10/24/13 (c)	1,234	1,213,798

		1,752,860

Technology - 0.2%
First Data Corp.
3.06%-3.065%, 9/24/14 (c)	1,477	1,099,868
Sungard Data Systems, Inc.
2.07%-2.72%, 2/28/14 (c)	25	23,390
3.95%-4.60%, 2/28/16 (c)	713	665,943

		1,789,201

		17,306,363

Utility - 0.3%
Electric - 0.3%
FirstLight Power Resources, Inc.
3.125%, 11/01/13 (c)	479	426,554
5.125%, 5/01/14 (c)	1,000	740,000
Texas Competitive Electric Holdings Company LLC
3.81%-3.82%, 10/10/14 (c)	1,724	1,230,280

		2,396,834

Financial Institutions - 0.1%
Insurance - 0.1%
Asurion Corp.
3.32%-4.01%, 7/03/14 (c)	1,000	938,000

Total Bank Loans (cost $22,190,681)		20,641,197

EMERGING MARKETS - CORPORATE BONDS - 2.0%
Financial Institutions - 1.2%
Banking - 1.0%
Alfa Bond Issuance PLC
8.625%, 12/09/15		2,360	1,840,802
ATF Bank
9.00%, 5/11/16 (a)		2,735	1,914,500
Banco BMG SA
9.15%, 1/15/16 (a)		3,300	3,135,000
Kazkommerts International BV
8.50%, 4/16/13 (a)		3,000	1,890,000

			8,780,302

Other Finance - 0.2%
MMG Fiduc (AES El Salvador)
6.75%, 2/01/16 (a)		3,100	2,214,026

			10,994,328

Industrial - 0.8%
Basic - 0.1%
Evraz Group SA
8.875%, 4/24/13 (a)		483	406,928

Consumer Cyclical - Other - 0.1%
Royal Caribbean Cruises Ltd.
6.875%, 12/01/13		600	501,000
7.00%, 6/15/13		600	524,250

			1,025,250

Consumer Non-Cyclical - 0.1%
Foodcorp Ltd.
8.875%, 6/15/12 (a)	EUR	1,000	1,164,373

Other Industrial - 0.5%
Noble Group Ltd.
6.625%, 3/17/15 (a)	US$	4,731	4,013,430
8.50%, 5/30/13 (a)		341	323,950

			4,337,380

Technology - 0.0%
MagnaChip Semiconductor SA
8.00%, 12/15/14 (b)(k)		300	30

			6,933,961

Total Emerging Markets - Corporate Bonds (cost $21,891,519)			17,928,289

ASSET-BACKED SECURITIES - 0.5%
Home Equity Loans - Floating Rate - 0.5%
Countrywide Asset-Backed Certificates Series 2006-S5, Class A1
0.424%, 6/25/35 (c)		3,386	2,678,827
Series 2007-S2, Class A1
0.454%, 5/25/37 (c)		2,485	1,466,804

GMAC Mortgage Corp. Loan Trust Series 2006-HE5, Class 2A1
0.384%, 2/25/37 (c)		493	473,990

Total Asset-Backed Securities (cost $5,365,820)			4,619,621

GOVERNMENTS - SOVEREIGN AGENCIES - 0.5%
Egypt - 0.4%
Kreditanstalt fuer Wiederaufbau
18.50%, 2/11/10	EGP	16,500	3,036,248

Philippines - 0.1%
Power Sector Assets & Liabilities Management Corp.
7.25%, 5/27/19 (a)	US$	1,100	1,108,250

Total Governments - Sovereign Agencies (cost $4,081,994)			4,144,498

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.3%
Colombia - 0.3%
Bogota Distrio Capital
9.75%, 7/26/28 (a) (cost $3,222,776)	COP	7,758,000	3,040,202

INFLATION-LINKED SECURITIES - 0.3%
Uruguay - 0.3%
Republic of Uruguay
3.70%, 6/26/37	UYU	39,091	1,181,913
Uruguay Government International Bond
4.25%, 4/05/27		46,302	1,616,068

Total Inflation-Linked Securities (cost $3,559,275)			2,797,981

CMOS - 0.3%
Non-Agency ARMS - 0.3%
American Home Mortgage Assets FRN Series 2006-5, Class A1
2.26%, 11/25/46 (c)	US$	5,786	1,933,874
Indymac Index Mortgage Loan Trust Series 2006-AR5, Class 2A1
5.645%, 5/25/36 (g)		1,517	844,823

Total CMOs (cost $3,055,973)			2,778,697

	Shares
WARRANTS - 0.1%
Central Bank of Nigeria, expiring 11/15/20 (g)(m)		9,250	971,250
Republic of Venezuela, expiring 4/15/20 (m)		45,600	0

Total Warrants (cost $0)			971,250

PREFERRED STOCKS - 0.0%
Financial Institutions - 0.0%
Banking - 0.0%
Preferred Blocker, Inc.
7.00% (a)		620	266,639

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal National Mortgage Association
8.25%		70,450	94,403

Total Preferred Stocks (cost $1,972,050)			361,042

COMMON STOCK - 0.0%
American Media, Inc. (a)(m)		12,978	0
Broder Brothers Co. (m)		31,482	0

Total Equities (cost $287,500)			0

SHORT-TERM INVESTMENTS - 0.9%
Investment Companies - 0.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (n)		6,233,892	6,233,892

	Principal Amount (000)
Treasury Bills - 0.2%
United States Treasury Bill- When Issued Zero Coupon, 7/02/09	US$	1,700	1,699,999

Total Short-Term Investments (cost $7,933,887)			7,933,891

Total Investments - 102.3% (cost $981,568,201) (o)			896,212,347
Other assets less liabilities - (2.3)%			(20,145,776)

Net Assets - 100.0%			$876,066,571

CREDIT DEFAULT SWAP CONTRACTS ON CORPORATE AND SOVEREIGN

ISSUES (see Note C)

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at June 30, 2009	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
JPMorgan Chase Bank, N.A.:
Republic of Iceland
10.50%, 12/10/11, 12/20/11*	(10.50)%	8.059%	EUR	3,250	$(247,334)	$0	$(247,334)
Sale Contracts:
Citibank, N.A.:
Federal Republic of Brazil
12.25%, 3/6/30, 8/20/10*	3.09	1.010	US$	21,380	747,213	0	747,213
Goldman Sachs Bank USA:
Gazprom
8.625%, 4/28/34, 11/20/11*	9.25	5.052		2,900	294,210	0	294,210
Russian Federation
7.50%, 3/31/30, 12/20/09*	5.00	1.762		4,800	81,719	134,449	216,168
VTB Bank
4.25%, 2/15/16, 11/20/11*	11.50	6.299		4,400	542,092	0	542,092
JPMorgan Chase Bank, N.A.:
OAO Gazprom
10.50%, 10/21/09, 10/20/10*	1.04	4.515		12,210	(507,081)	0	(507,081)
Ukraine
5.00%, 2/20/11, 2/20/11*	5.00	18.289		4,000	(672,280)	879,266	206,986
Morgan Stanley Capital Services Inc.:
Republic of Kazakhstan
Zero Coupon, 1/20/10, 1/20/10*	0.00	3.193		9,800	(174,704)	424,405	249,701
Republic of Venezuela
	5.00	11.459		4,900	(93,300)	265,503	172,203
RSHB
7.175%, 5/16/13, 11/20/13*	9.75	4.138		3,400	738,494	0	738,494

*	Termination date.

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Russian Rouble settling 7/15/09	321,571	$10,319,013	$10,276,339	$(42,674)
South Korean Won settling 7/10/09	8,139,094	6,514,124	6,392,884	(121,240)
South Korean Won settling 7/10/09	2,551,909	2,006,017	2,004,407	(1,610)
Sale Contracts:
Colombian Peso settling 7/23/09	5,779,019	2,780,607	2,684,701	95,906
Colombian Peso settling 9/23/09	6,956,270	3,287,649	3,200,260	87,389

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Euro settling 7/08/09	1,237	$1,652,366	$1,734,849	$(82,483)
Euro settling 7/08/09	136	189,758	190,960	(1,202)
Euro settling 7/08/09	60	84,677	84,207	470
Euro settling 7/08/09	160	224,970	224,247	723
Euro settling 7/08/09	83	117,794	116,314	1,480
Euro settling 7/08/09	883	1,241,807	1,239,069	2,738
Euro settling 7/08/09	208	295,026	291,779	3,247
Euro settling 7/08/09	1,167	1,642,234	1,636,924	5,310
Japanese Yen settling 7/10/09	637,081	6,514,124	6,613,975	(99,851)
Japanese Yen settling 7/10/09	191,295	2,006,017	1,985,960	20,057

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity	Amount
Barclays Capital	0.00%		7/02/09	$6,745,600
Barclays Capital	0.15		7/02/09	5,042,856
Barclays Capital	0.25		8/07/09	1,406,035
Barclays Capital	0.15		12/31/09	4,861,397
Barclays Capital	0.20		12/31/09	600,053
Barclays Capital	0.25		12/31/09	9,625,466
Barclays Capital	0.25		12/31/09	5,302,804
Barclays Capital	0.25		12/31/09	9,644,940
Barclays Capital	0.25		12/31/09	2,060,000
Barclays Capital	-3.00	*	12/31/09	1,200,074

				$46,489,225

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the aggregate market value of these securities amounted to $273,049,991 or 31.2% of net assets.

(b)	Security is in default and is non-income producing.

(c)	Floating Rate Security. Stated interest rate was in effect at June 30, 2009.

(d)	Pay-In-Kind Payments (PIK).

(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2009.

(f)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(g)	Variable rate coupon, rate shown as of June 30, 2009.

(h)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $41,299,451.

(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.03% of net assets as of June 30, 2009, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Broder Brothers Co. 12.00%, 10/15/13	5/21/09	$607,922	$220,513	0.03%

(j)	Fair valued.

(k)	Illiquid security.

(l)	This position or a portion of this position represents an unsettled loan purchase. At June 30, 2009, the market value and unrealized gain/(loss) of these unsettled loan purchases amounted to $1,291,908 and $(39,698), respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(m)	Non-income producing security.

(n)	Investment in affiliated money market mutual fund.

(o)	As of June 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $51,161,169 and gross unrealized depreciation of investments was $(136,517,023), resulting in net unrealized depreciation of $(85,355,854).

*	Interest payment due from counterparty.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of June 30, 2009, the fund’s total exposure to subprime investments was 0.47% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations:

AUD	- Australian Dollar
BRL	- Brazilian Real
COP	- Colombian Peso
EGP	- Egypt Pound
EUR	- Euro Dollar
HUF	- Hungarian Forint
NZD	- New Zealand Dollar
RUB	- Russian Rouble
TRY	- New Turkish Lira
UYU	- Uruguayan Peso

Glossary:

ARMS	- Adjustable Rate Mortgages
CMBS	- Commercial Mortgage-Backed Securities
FRN	- Floating Rate Note
LP	- Limited Partnership
OJSC	- Open Joint Stock Company
REIT	- Real Estate Investment Trust

Country Breakdown *

June 30, 2009 (unaudited)

Summary

41.4%	United States
9.9%	Russia
8.6%	Brazil
4.7%	Indonesia
3.5%	Philippines
3.5%	Venezuela
3.4%	Turkey
3.1%	Colombia
3.0%	Argentina
1.8%	Hungary
1.8%	Kazakhstan
1.5%	Peru
1.4%	Uruguay
11.5%	Other
0.9%	Short-Term Investments

100.0%	Total Investments

*	All data are as of June 30, 2009. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.4% or less in the following countries: Australia, Belgium, Bermuda, Canada, Cayman Islands, Dominican Republic, Egypt, El Salvador, France, Gabon, Germany, Ghana, Hong Kong, Iceland, India, Ireland, Italy, Jamaica, Japan, Luxembourg, Netherlands, Nigeria, Panama, Poland, Singapore, South Africa, Ukraine and United Kingdom.

AB Global High Income Fund

FINANCIAL ACCOUNTING STANDARDS NO. 157

June 30, 2009 (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2009:

	Level 1		Level 2	Level 3	Total
Investments in Securities
Corporates - Non-Investment Grades	$	– 0 –	$288,449,930	$28,288,487	316,738,417
Emerging Markets - Sovereigns		– 0 –	22,445,508	172,153,128	194,598,636
Corporates - Investment Grades		– 0 –	62,038,355	36,809,515	98,847,870
Quasi-Sovereigns		– 0 –	23,681,531	27,907,061	51,588,592
Governments - Treasuries		– 0 –	16,337,085	31,540,319	47,877,404
Governments - Sovereign Bonds		– 0 –	5,545,301	42,212,993	47,758,294
Commercial Mortgage-Backed Securities		– 0 –	40,023,716	– 0 –	40,023,716
Emerging Markets - Treasuries		– 0 –	– 0 –	33,562,750	33,562,750
Emerging Markets - Corporate Bonds		– 0 –	5,404,058	12,524,231	17,928,289
Bank Loans		– 0 –	2,878,908	17,762,289	20,641,197
Asset-Backed Securities		– 0 –	– 0 –	4,619,621	4,619,621
Governments - Sovereign Agencies		– 0 –	1,108,250	3,036,248	4,144,498
Local Governments - Regional Bonds		– 0 –	– 0 –	3,040,202	3,040,202
Inflation-Linked Securities		– 0 –	– 0 –	2,797,981	2,797,981
CMOs		– 0 –	2,778,697	– 0 –	2,778,697
Warrants		– 0 –	– 0 –	971,250	971,250
Preferred Stocks		– 0 –	361,042	– 0 –	361,042
Short-Term Investments		6,233,892	1,699,999	– 0 –	7,933,891

		6,233,892	472,752,380	417,226,075	896,212,347
Other Financial Instruments*		– 0 –	(44,415,299)	206,986	(44,208,313)

Total		$6,233,892	$428,337,081	$417,433,061	$852,004,034

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporates - Non-Investment Grades	Emerging Markets - Sovereigns	Corporates - Investment Grades	Quasi- Sovereigns	Governments - Treasuries
Balance as of 3/31/09	$15,486,641	$133,277,983	$19,284,427	$33,763,650	$22,634,833
Accrued discounts/premiums	16,952	517,291	8,528	27,676	(27,941)
Realized gain (loss)	(297,279)	(12,711,187)	(13,665,279)	4,089,594	– 0 –
Change in unrealized appreciation/depreciation	5,785,518	44,757,550	19,212,421	(5,902,206)	6,283,306
Net purchases (sales)	(842,463)	(13,959,886)	(15,436)	1,984,717	2,650,121
Net transfers in and/or out of Level 3	8,139,118	20,271,377	11,984,854	(6,056,370)	– 0 –

Balance as of 6/30/09	$28,288,487	$172,153,128	$36,809,515	$27,907,061	$31,540,319

Net change in unrealized appreciation/depreciation from investments held as of 6/30/09 *	$2,772,178	$23,922,362	$2,519,655	$3,988,490	$6,283,306

	Governments - Sovereign Bonds	Emerging Markets - Treasuries	Emerging Markets - Corporate Bonds	Bank Loans	Asset-Backed Securities
Balance as of 3/31/09	$37,384,568	$34,442,924	$2,551,309	$19,390,196	$6,671,922
Accrued discounts/premiums	(28,515)	107,644	1,150	(3,940)	2,074
Realized gain (loss)	751,855	(807,862)	– 0 –	(1,460,964)	361,486
Change in unrealized appreciation/depreciation	2,084,832	5,979,802	3,619,382	3,227,920	259,643
Net purchases (sales)	(5,310,355)	(6,159,758)	– 0 –	(3,390,923)	(2,675,504)
Net transfers in and/or out of Level 3	7,330,608	– 0 –	6,352,390	– 0 –	– 0 –

Balance as of 6/30/09	$42,212,993	$33,562,750	$12,524,231	$17,762,289	$4,619,621

Net change in unrealized appreciation/depreciation from investments held as of 6/30/09 *	$1,210,799	$5,849,143	$989,469	$2,722,782	$259,643

	Governments - Sovereign Agencies	Local Governments - Regional Bonds	Inflation- Linked Securities	Warrants	Common Stock
Balance as of 3/31/09	$ – 0 –	$937,337	$1,719,087	$925,000	$12,977
Accrued discounts/premiums	(19,553)	813	– 0 –	– 0 –	– 0 –
Realized gain (loss)	– 0 –	– 0 –	23	– 0 –	– 0 –
Change in unrealized appreciation/depreciation	44,713	226,767	1,041,933	46,250	(12,977)
Net purchases (sales)	3,011,088	1,875,285	36,938	– 0 –	– 0 –
Net transfers in and/or out of Level 3	– 0 –	– 0 –	– 0 –	– 0 –	– 0 –

Balance as of 6/30/09	$3,036,248	$3,040,202	$2,797,981	$971,250	$ – 0 –

Net change in unrealized appreciation/depreciation from investments held as of 6/30/09 *	$ – 0 –	$226,767	$1,041,933	$33,272	$ – 0 –

	Other Financial Instruments		Total
Balance as of 3/31/09	$	– 0 –	$328,482,854
Accrued discounts/premiums		– 0 –	602,179
Realized gain (loss)		– 0 –	(23,739,613)
Change in unrealized appreciation/depreciation		206,986	86,861,840
Net purchases (sales)		– 0 –	(22,796,176)
Net transfers in and/or out of Level 3		– 0 –	48,021,977

Balance as of 6/30/09		$206,986	$417,433,061

Net change in unrealized appreciation/depreciation from investments held as of 6/30/09 *	$	– 0 –	$51,819,799

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AllianceBernstein Global High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 20, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 20, 2009